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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment  [   ];   Amendment Number: ______
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       WASLIC Company II
Address:    802 West Street
            Wilmington, DE  19801


Form 13F File Number:  28-04795

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel Lindley
Title:    President
Phone:    (302) 778-7500

Signature, Place, and Date of Signing:


Daniel F. Lindley                 Wilmington, DE       5/8/00
----------------------------      ---------------      -----------------
[Signature]                        [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this
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    report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]

     Form 13F File Number           Name
     28-04795                             ----------------------------------

                    NAME OF REPORTING MANAGER WASLIC CO. II



      ITEM 1:                                          ITEM 2:          ITEM 3:       ITEM 4:           ITEM 5:
   NAME OF ISSUER                                  TITLE OF CLASS       CUSIP #        SHARES        FAIR MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
WASLIC CO II

AXA FINANCIAL INC                                  Common Stock       002451102          50,364           1,806,809
ABBOTT LABS INC                                    Common Stock       002824100          31,500           1,108,406
ALLIANT ENERGY CORP                                Common Stock       018802108         243,396           7,408,366
ALLTEL CORP                                        Common Stock       020039103          73,400           4,642,550
APPLIED MATERIALS INC                              Common Stock       038222105         185,200          17,455,100
BANK NEW YORK INC                                  Common Stock       064057102       1,650,000          68,578,125
BAXTER INTERNATIONAL INC                           Common Stock       071813109          16,800           1,053,150
BELL ATLANTIC CORP                                 Common Stock       077853109          22,900           1,399,763
BROADWING INC                                      Common Stock       111620100      11,431,678         425,115,526
CMS ENERGY CORP                                    Common Stock       125896100          97,900           1,774,438
CARDINAL HEALTH INC                                Common Stock       14149Y108         103,900           4,766,413
CHASE MANHATTAN CORPORATION                        Common Stock       16161A108          14,800           1,290,375
CINCINNATI FINL CORP                               Common Stock       172062101       1,448,203          54,488,638
CINERGY CORP                                       Common Stock       172474108         275,000           5,912,500
CITIGROUP INC                                      Common Stock       172967101          49,350           2,954,831
CONOCO INC - CL A                                  Common Stock       208251306         259,900           6,400,038
CONVERGYS CORPORATION                              Common Stock       212485106      12,431,678         480,950,543
EXXON MOBIL CORPORATION                            Common Stock       30231G102          28,600           2,229,013
FREDDIE MAC                                        Common Stock       313400301          21,100             932,356
FEDERATED NEW COMMON                               Common Stock       31410H101          33,200           1,402,700
FIFTH THIRD BANCORP                                Common Stock       316773100      12,527,500         789,232,500
FIRST DATA CORP                                    Common Stock       319963104          19,500             865,313
FIRSTAR CORP                                       Common Stock       33763V109      17,121,084         392,714,864
HONEYWELL INTERNATIONAL INC                        Common Stock       438516106          43,800           2,307,713
ITC DELTACOM INC                                   Common Stock       45031T104          40,000           1,425,000
IDACORP INC                                        Common Stock       451107106          40,000           1,390,000
INGERSOLL-RAND CO                                  Common Stock       456866102          35,300           1,562,025
INTEL CORP                                         Common Stock       458140100          32,000           4,222,000
INTERMEDIA COMMUNICATIONS                          Common Stock       458801107          60,000           2,898,750
IBM CORP                                           Common Stock       459200101           4,300             507,400
INTERPUBLIC GROUP COS INC                          Common Stock       460690100          14,500             685,125
KIMBERLY CLARK                                     Common Stock       494368103          44,500           2,494,781
LEXMARK INTERNATIONAL GROUP INC                    Common Stock       529771107          37,700           3,986,775
MCI WORLDCOM INC                                   Common Stock       55268B106          41,200           1,866,875
MAGNA ENTERTAINMENT-CL A                           Common Stock       559211107          20,140              69,231
MAGNA INTERNATIONAL INC CL A                       Common Stock       559222401         100,700           4,028,000
MANOR CARE INC                                     Common Stock       564055101          96,900           1,308,150
MASCO CORP                                         Common Stock       574599106          87,300           1,789,650
MCCORMICK & CO                                     Common Stock       579780206          56,600           1,825,350
MEAD CORP                                          Common Stock       582834107          46,400           1,621,100
MIDWEST BANC HOLDINGS INC                          Common Stock       598251106          54,100             730,350
NISOURCE INC                                       Common Stock       65473P105          70,000           1,181,250
NORTEL NETWORKS CORP                               Common Stock       656569100          19,000           2,396,375
NORTH FORK BANCORP                                 Common Stock       659424105          38,300             684,613
NORTHWESTERN CORP                                  Common Stock       668074107         264,900           5,463,563
OFFICE DEPOT INC                                   Common Stock       676220106         376,700           4,355,594


                                                                                                        ITEM 8:
                                                      ITEM 6:                                      VOTING AUTHORITY
                                              INVESTMENT DISCRETION           ITEM 7:                  (shares)
      ITEM 1:                           ---------------------------------                      ------------------------------------
   NAME OF ISSUER                       (a)SOLE  (b)SHARED-   (c) SHARED-     MANAGERS         (a)SOLE     (b) SHARED      (c) NONE
                                                  AS DEFINED    OTHER         SEE INSTR. V
                                                  IN INSTR. V
----------------------------------------------------------------------------------------------------------------------------------
WASLIC CO II

AXA FINANCIAL INC                         X                                                      50,364
ABBOTT LABS INC                           X                                                      31,500
ALLIANT ENERGY CORP                       X                                                     243,396
ALLTEL CORP                               X                                                      73,400
APPLIED MATERIALS INC                     X                                                     185,200
BANK NEW YORK INC                         X                                                   1,650,000
BAXTER INTERNATIONAL INC                  X                                                      16,800
BELL ATLANTIC CORP                        X                                                      22,900
BROADWING INC                             X                                                  11,431,678
CMS ENERGY CORP                           X                                                      97,900
CARDINAL HEALTH INC                       X                                                     103,900
CHASE MANHATTAN CORPORATION               X                                                      14,800
CINCINNATI FINL CORP                      X                                                   1,448,203
CINERGY CORP                              X                                                     275,000
CITIGROUP INC                             X                                                      49,350
CONOCO INC - CL A                         X                                                     259,900
CONVERGYS CORPORATION                     X                                                  12,431,678
EXXON MOBIL CORPORATION                   X                                                      28,600
FREDDIE MAC                               X                                                      21,100
FEDERATED NEW COMMON                      X                                                      33,200
FIFTH THIRD BANCORP                       X                                                  12,527,500
FIRST DATA CORP                           X                                                      19,500
FIRSTAR CORP                              X                                                  17,121,084
HONEYWELL INTERNATIONAL INC               X                                                      43,800
ITC DELTACOM INC                          X                                                      40,000
IDACORP INC                               X                                                      40,000
INGERSOLL-RAND CO                         X                                                      35,300
INTEL CORP                                X                                                      32,000
INTERMEDIA COMMUNICATIONS                 X                                                      60,000
IBM CORP                                  X                                                       4,300
INTERPUBLIC GROUP COS INC                 X                                                      14,500
KIMBERLY CLARK                            X                                                      44,500
LEXMARK INTERNATIONAL GROUP INC           X                                                      37,700
MCI WORLDCOM INC                          X                                                      41,200
MAGNA ENTERTAINMENT-CL A                  X                                                      20,140
MAGNA INTERNATIONAL INC CL A              X                                                     100,700
MANOR CARE INC                            X                                                      96,900
MASCO CORP                                X                                                      87,300
MCCORMICK & CO                            X                                                      56,600
MEAD CORP                                 X                                                      46,400
MIDWEST BANC HOLDINGS INC                 X                                                      54,100
NISOURCE INC                              X                                                      70,000
NORTEL NETWORKS CORP                      X                                                      19,000
NORTH FORK BANCORP                        X                                                      38,300
NORTHWESTERN CORP                         X                                                     264,900
OFFICE DEPOT INC                          X                                                     376,700


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                    NAME OF REPORTING MANAGER WASLIC CO. II




      ITEM 1:                                          ITEM 2:          ITEM 3:       ITEM 4:              ITEM 5:
   NAME OF ISSUER                                  TITLE OF CLASS       CUSIP #        SHARES        FAIR MARKET VALUE
---------------------------------------------------------------------------------------------------------------------
OHIO CASUALTY CORP                                 Common Stock       677240103         928,100          16,589,788
ONLINE RESOURCES & COMM CORP                       Common Stock       68273G101          71,284           1,225,194
PEOPLES HERITAGE FINL GROUP                        Common Stock       711147108         242,500           3,637,500
PEPSICO INC                                        Common Stock       713448108          56,600           1,973,925
PINNACLE HOLDINGS INC.                             Common Stock       72346N101          67,700           3,638,875
PUGET SOUND ENERGY INC                             Common Stock       745332106          50,000           1,109,375
RALSTON-RALSTON PURINA GROUP                       Common Stock       751277302          21,600             594,000
RELIASTAR FINL CORP                                Common Stock       75952U103         157,300           5,328,538
SLM HOLDING CORP                                   Common Stock       78442A109          47,200           1,572,350
SCHERING PLOUGH CORP                               Common Stock       806605101          40,700           1,510,988
SCHLUMBERGER LTD                                   Common Stock       806857108          11,300             864,450
SPRINT CORP                                        Common Stock       852061100          50,000           3,162,500
SUN MICROSYSTEMS                                   Common Stock       866810104          23,700           2,220,764
UGI CORP                                           Common Stock       902681105          51,000           1,102,875
U S BANCORP                                        Common Stock       902973106          72,300           1,581,563
US FREIGHTWAYS CORP                                Common Stock       916906100           8,300             310,731
VERIO INC                                          Common Stock       923433106          50,203           2,262,273
WILLIAMS CO INC                                    Common Stock       969457100          42,500           1,867,344
WORLDPAGES.COM INC                                 Common Stock       981922107         265,000           2,550,625
RSL COMMUNICATIONS LTD-CL A                        Common Stock       G7702U102          35,000             840,000
TRANSOCEAN SEDCO FOREX INC                         Common Stock       G90078109          32,100           1,647,131
                                                                                     ----------       -------------
                         TOTAL                                                       62,085,680       2,378,872,769


                                                                                                           ITEM 8:
                                                      ITEM 6:                                         VOTING AUTHORITY
                                               INVESTMENT DISCRETION                                     (shares)
      ITEM 1:                           ---------------------------------     ITEM 7:          ------------------------------------
   NAME OF ISSUER                       (a)SOLE  (b)SHARED-   (c) SHARED-     MANAGERS         (a)SOLE     (b) SHARED      (c) NONE
                                                  AS DEFINED    OTHER         SEE INSTR. V
                                                  IN INSTR. V
----------------------------------------------------------------------------------------------------------------------------------
WASLIC CO II

OHIO CASUALTY CORP                        X                                                     928,100
ONLINE RESOURCES & COMM CORP              X                                                      71,284
PEOPLES HERITAGE FINL GROUP               X                                                     242,500
PEPSICO INC                               X                                                      56,600
PINNACLE HOLDINGS INC.                    X                                                      67,700
PUGET SOUND ENERGY INC                    X                                                      50,000
RALSTON-RALSTON PURINA GROUP              X                                                      21,600
RELIASTAR FINL CORP                       X                                                     157,300
SLM HOLDING CORP                          X                                                      47,200
SCHERING PLOUGH CORP                      X                                                      40,700
SCHLUMBERGER LTD                          X                                                      11,300
SPRINT CORP                               X                                                      50,000
SUN MICROSYSTEMS                          X                                                      23,700
UGI CORP                                  X                                                      51,000
U S BANCORP                               X                                                      72,300
US FREIGHTWAYS CORP                       X                                                       8,300
VERIO INC                                 X                                                      50,203
WILLIAMS CO INC                           X                                                      42,500
WORLDPAGES.COM INC                        X                                                     265,000
RSL COMMUNICATIONS LTD-CL A               X                                                      35,000
TRANSOCEAN SEDCO FOREX INC                X                                                      32,100
                                                                                             ----------
                         TOTAL                                                               62,085,680



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